Summary of Significant Accounting Policies (Details) - Schedule of Revenue by Geographic Location - USD ($)	3 Months Ended		12 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Jan. 31, 2024	Jan. 31, 2023
Revenue by geographic location:
Total	$ 408,532	$ 476,932	$ 2,085,314	$ 2,079,609
United States [Member]
Revenue by geographic location:
Total	408,532	476,932	2,085,314	2,079,609
Foreign [Member]
Revenue by geographic location:
Total